Rental Property (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Rental Property [Abstract]
Land and land improvements	$ 384,409	$ 315,229
Buildings and improvements	1,052,341	933,546
Projected incremental investment in project	70,362	41,697
Tenant improvements	116,148	88,521
Furniture, fixtures and equipment	5,400	9,894
Rental property, Gross	1,628,660	1,388,887
Less: accumulated depreciation	(188,999)	(170,990)
Rental Property, Net	$ 1,439,661	$ 1,217,897